Non-life and Life and Health Reserves (Tables)	12 Months Ended
Dec. 31, 2016
Liability for Future Policy Benefits and Unpaid Claims and Claims Adjustment Expense [Abstract]
Schedule Of Unpaid Losses And Loss Expenses By Type Table [Text Block]
The Company’s gross liability for non-life reserves reported by cedants (case reserves) and those estimated by the Company (ACRs and IBNR reserves) at December 31, 2016 and 2015 was as follows (in thousands of U.S. dollars):

	2016	2015
Case reserves	$3,883,926	$3,716,195
ACRs	166,913	190,183
IBNR reserves	4,934,595	5,158,333
Non-life reserves	$8,985,434	$9,064,711

Schedule of rollforward of unpaid losses and loss expenses [Text Block]
The reconciliation of the beginning and ending gross and net liability for non-life reserves for the years ended December 31, 2016, 2015 and 2014 was as follows (in thousands of U.S. dollars):

	2016	2015	2014
Gross liability at beginning of year	$9,064,711	$9,745,806	$10,646,318
Reinsurance recoverable at beginning of year	189,234	214,349	267,384
Net liability at beginning of year	8,875,477	9,531,457	10,378,934
Net incurred losses related to:
Current year	2,997,394	3,023,704	3,122,981
Prior years	(676,574)	(830,705)	(660,413)
	2,320,820	2,192,999	2,462,568
Change in Paris Re Reserve Agreement	5,518	(8,771)	(25,412)
Net paid losses related to:
Current year	331,785	250,720	267,806
Prior years	1,931,131	2,171,883	2,530,743
	2,262,916	2,422,603	2,798,549
Effects of foreign exchange rate changes	(220,207)	(417,605)	(486,084)
Net liability at end of year	8,718,692	8,875,477	9,531,457
Reinsurance recoverable at end of year	266,742	189,234	214,349
Gross liability at end of year	$8,985,434	$9,064,711	$9,745,806

Reconciliation Of Loss And Loss Expenses Including Life Policy Benefits Table [Text Block]
The reconciliation of losses and loss expenses for the years ended December 31, 2016, 2015 and 2014 was as follows (in thousands of U.S. dollars):

	2016	2015	2014
Net incurred losses related to:
Non-life	$2,320,820	$2,192,999	$2,462,568
Life and Health	927,271	964,421	1,000,202
Losses and loss expenses	$3,248,091	$3,157,420	$3,462,770

Net Non Life Prior Year Loss Development Table [Text Block]
The net favorable prior year loss development for each of the Company’s non-life segments (see Note 20) for the years ended December 31, 2016, 2015 and 2014 was as follows (in thousands of U.S. dollars):

	2016	2015	2014
P&C	$389,672	$473,564	$468,422
Specialty	286,902	357,141	191,991
Total net favorable prior year loss development	$676,574	$830,705	$660,413

Changes In Non Life Reserves [Table Text Block]
The gross, retroceded and net non-life reserves for the Company’s Non-life business, and the portion of the gross, retroceded and net reserves that relates to the reserves subject to the Reserve Agreement (Guaranteed Reserves), at December 31, 2016 and 2015 were as follows (in thousands of U.S. dollars):

	2016	2015
Gross reserves	$8,985,434	$9,064,711
Less: Guaranteed Reserves	495,861	521,178
Gross reserves, excluding Guaranteed Reserves	8,489,573	8,543,533
Retroceded reserves	266,742	189,234
Less: Guaranteed Reserves	5,547	7,110
Retroceded reserves, excluding Guaranteed Reserves	261,195	182,124
Net reserves	$8,718,692	$8,875,477
Net reserves, excluding Guaranteed Reserves	$8,228,378	$8,361,409

Reconciliation of Non Life Reserves Excluding Guaranteed Reserves [Table Text Block]
The reconciliation of the net paid losses related to prior years and the net paid losses related to prior years, excluding the Guaranteed Reserves, for the years ended December 31, 2016, 2015 and 2014 was as follows (in thousands of U.S. dollars):

	2016	2015	2014
Net paid losses related to prior years	$1,931,131	$2,171,883	$2,530,743
Less: net paid losses on Guaranteed Reserves	23,765	28,225	97,407
Net paid losses related to prior years, excluding Guaranteed Reserves	$1,907,366	$2,143,658	$2,433,336

Short-duration Insurance Contracts, Claims Development [Table Text Block]
The net incurred and paid losses and loss expenses development by accident year and the total of incurred but not reported liabilities plus expected development on reported claims included within the net incurred claims amounts were as follows at year end December 31, 2016, 2015, 2014, 2013 and 2012 (in thousands of U.S. dollars). The information presented below for incurred and paid claims development at December 31, 2015, 2014, 2013 and 2012 is presented as supplementary information and is unaudited.

NET INCURRED LOSSES AND LOSS EXPENSES DEVELOPMENT TABLE - NON-LIFE
For the year ended December 31,						December 31, 2016
Accident year	2012	2013	2014	2015	2016	Total of IBNR plus expected development on reported claims
2012	$2,588,173	$2,401,362	$2,250,210	$2,144,791	$2,115,132	$190,258
2013		2,818,004	2,643,219	2,471,881	2,414,214	311,122
2014			2,788,023	2,545,991	2,449,459	470,977
2015				2,871,468	2,557,987	838,249
2016					2,891,480	1,994,179
Total					$12,428,272	$3,804,785

NET PAID LOSSES AND LOSS EXPENSES DEVELOPMENT TABLE - NON-LIFE
For the year ended December 31,
Accident year	2012	2013	2014	2015	2016
2012	$275,857	$1,028,340	$1,407,829	$1,573,202	$1,675,875
2013		235,804	1,267,496	1,612,860	1,810,911
2014			299,168	1,291,587	1,591,054
2015				300,085	1,204,997
2016					324,952
Total					$6,607,789

Net reserves for Accident Years and exposures included in the triangles					$5,820,483
All outstanding liabilities before Accident Year 2012, net of reinsurance					2,265,037
All other outstanding liabilities					633,172
Net liability at end of year					$8,718,692

AVERAGE ANNUAL PERCENTAGE PAYOUT OF INCURRED CLAIMS BY AGE, NET OF REINSURANCE - NON-LIFE (unaudited supplementary information)
Years	1	2	3	4	5
Non-life	12%	39%	15%	8%	5%

NET INCURRED LOSSES AND LOSS EXPENSES DEVELOPMENT TABLE - PROPERTY and CASUALTY
For the year ended December 31,						December 31, 2016
Accident year	2012	2013	2014	2015	2016	Total of IBNR plus expected development on reported claims
2012	$1,417,787	$1,334,967	$1,232,904	$1,173,315	$1,143,338	$151,933
2013		1,442,874	1,338,498	1,261,233	1,222,649	242,752
2014			1,388,823	1,296,177	1,267,174	353,483
2015				1,489,391	1,358,316	540,812
2016					1,568,772	998,063
Total					$6,560,249	$2,287,043

NET PAID LOSSES AND LOSS EXPENSES DEVELOPMENT TABLE - PROPERTY and CASUALTY
For the year ended December 31,
Accident year	2012	2013	2014	2015	2016
2012	$147,824	$486,302	$652,662	$762,780	$831,054
2013		134,353	478,613	683,566	797,991
2014			160,016	517,624	683,202
2015				159,894	529,200
2016					171,085
Total					$3,012,532

Net reserves for Accident Years and exposures included in the triangles					$3,547,717
All outstanding liabilities before Accident Year 2012, net of reinsurance					2,004,921
All other outstanding liabilities					536,105
Net liability at end of year					$6,088,743

AVERAGE ANNUAL PERCENTAGE PAYOUT OF INCURRED CLAIMS BY AGE, NET OF REINSURANCE - PROPERTY and CASUALTY (unaudited supplementary information)
Years	1	2	3	4	5
Property and Casualty	12%	28%	15%	9%	6%

NET INCURRED LOSSES AND LOSS EXPENSES DEVELOPMENT TABLE - SPECIALTY
For the year ended December 31,						December 31, 2016
Accident year	2012	2013	2014	2015	2016	Total of IBNR plus expected development on reported claims
2012	$1,170,386	$1,066,395	$1,017,306	$971,476	$971,794	$38,325
2013		1,375,130	1,304,721	1,210,648	1,191,565	68,370
2014			1,399,200	1,249,814	1,182,285	117,494
2015				1,382,077	1,199,671	297,437
2016					1,322,708	996,116
Total					$5,868,023	$1,517,742

NET PAID LOSSES AND LOSS EXPENSES DEVELOPMENT TABLE - SPECIALTY
For the year ended December 31,
Accident year	2012	2013	2014	2015	2016
2012	$128,033	$542,038	$755,167	$810,422	$844,821
2013		101,451	788,883	929,294	1,012,920
2014			139,152	773,963	907,852
2015				140,191	675,797
2016					153,867
Total					$3,595,257

Net reserves for Accident Years and exposures included in the triangles					$2,272,766
All outstanding liabilities before Accident Year 2012, net of reinsurance					260,116
All other outstanding liabilities					97,067
Net liability at end of year					$2,629,949

AVERAGE ANNUAL PERCENTAGE PAYOUT OF INCURRED CLAIMS BY AGE, NET OF REINSURANCE - SPECIALTY (unaudited supplementary information)
Years	1	2	3	4	5
Specialty	11%	50%	15%	6%	4%

Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Table Text Block]
The reconciliation of the net incurred and paid claims development information above to the Non-life reserves in the Consolidated Balance Sheet at December 31, 2016 was as follows (in thousands of U.S. dollars):

Reserving lines	Net liability at end of year	Reinsurance recoverable on unpaid claims	Gross liability at end of year
Property and Casualty	$6,088,743	$98,717	$6,187,460
Specialty	2,629,949	168,025	2,797,974
Net liability at end of year	$8,718,692	$266,742	$8,985,434